Shareholders’ equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders’ equity

18. Shareholders’ equity

Ordinary shares

Blue Hat Cayman was established under the laws of Cayman Islands on June 13, 2018. The authorized number of ordinary shares is 100,000,000 shares with a par value of $0.001 per ordinary share.

Initial public offering

On July 30, 2019, Blue Hat Interactive Entertainment Technology (the “Company”) completed the initial public offering (“Initial Public Offering”, “IPO”) of 2,000,000 ordinary shares at an initial public offering price of $4.00 per share, before underwriting discounts and commissions and offering expenses, resulting in gross proceeds of $8,000,000 before underwriting discounts and commissions and offering expenses. The net proceeds from the IPO amounted to $7,417,077 after deducting the issuance costs of $582,923 and before deducting offering expenses.

The option granted to ViewTrade Securities, Inc. was expired as of December 31, 2019.

Consulting Service Agreement

On July 29, 2020, the Company entered into a Consulting Service Agreement (the “Agreement”) with First Trust China Ltd (the “Consultant”), a company incorporated in PRC, pursuant to which Consultant will: (i) assisting the Company in planning and implementing new business plans with the objective of improve Company’s long-term growth potential and delivering values to shareholders; (ii) advising the Company’s board of directors and management on all matters as positioning the Company for its next stage of growth; (iii) identifying prospective joint venture and strategic alliance opportunities for the Company, helping the Company to negotiate agreements and advising the Company on mergers and acquisitions; and (iv) identifying potential merger and acquisition targets for the Company, and provide necessary business analysis, evaluation and due diligence of the targeted companies as requested by the Company, as well as advising the Company on specific merger/acquisition issues. The term of the Agreement is one year. In consideration of the services to be provided by the Consultant to the Company, the Company agrees to pay the Consultant consulting fee totally $360,000 or 500,000 common shares. The Company shall issue a total of 500,000 of the Company Common Stock (the “Consultant Shares”) as the payment for the above mentioned consultant fee to the Consultant. For the year ended December 31, 2020, the Company recorded stock related compensation of $287,500, based on the stock closing price of $1.15 within ten days of the Agreement date, for the 250,000 shares which were released to the Consultant immediately upon issuance. On September 14, 2021, the Company released the second batch of 250,000 shares to the Consultant and the Company will recognize stock related compensation of $155,825 for the 250,000 shares.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Blue Hat WFOE, Blue Hat Fujian, Blue Hat Hunan and Xinyou Technology and Fujian Roar Game (collectively “Blue Hat PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Blue Hat PRC entities.

Blue Hat PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, Blue Hat PRC entities may allocate a portion of its after- tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. Blue Hat PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Blue Hat PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Blue Hat PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2021, 2020 and 2019, amounts restricted are the paid-in-capital and statutory reserve of Blue Hat PRC entities, which amounted to $15,595,422, $15,656,344 and $14,154,734, respectively.

Statutory reserve

During the years ended December 31, 2021, 2020 and 2019, Blue Hat PRC entities collectively attributed $(60,922), $914,409 and $111,333 of retained earnings for their statutory reserves, respectively.

Capital contributions

During the year ended December 31, 2021, 2020 and 2019, the Company’s shareholders contributed $12,830,780, $2,698,046, and $7,942,021 to the Company.